Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2030 Portfolio℠
March 31, 2025
VIPF2030-NPRT1-0525
1.830294.119
Bond Funds - 38.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7,157,130	66,275,024
Fidelity International Bond Index Fund (a)	1,421,951	13,195,707
Fidelity Long-Term Treasury Bond Index Fund (a)	6,313,743	60,106,836
VIP High Income Portfolio - Initial Class (a)	1,975,119	9,362,063
VIP Investment Grade Bond II Portfolio - Initial Class (a)	15,827,980	149,890,969
TOTAL BOND FUNDS (Cost $312,767,865)		298,830,599

Domestic Equity Funds - 32.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	836,221	44,420,035
VIP Equity-Income Portfolio - Initial Class (a)	1,330,449	36,254,736
VIP Growth & Income Portfolio - Initial Class (a)	1,643,179	49,656,884
VIP Growth Portfolio - Initial Class (a)	836,223	73,487,280
VIP Mid Cap Portfolio - Initial Class (a)	338,955	11,341,434
VIP Value Portfolio - Initial Class (a)	1,422,517	25,235,450
VIP Value Strategies Portfolio - Initial Class (a)	890,781	12,497,660
TOTAL DOMESTIC EQUITY FUNDS (Cost $175,104,388)		252,893,479

International Equity Funds - 28.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	5,958,109	72,927,252
VIP Overseas Portfolio - Initial Class (a)	5,598,479	150,095,228
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $172,972,301)		223,022,480

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $14)	4.32	15	15

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $660,844,568)	774,746,573
NET OTHER ASSETS (LIABILITIES) - 0.0%	(76,895)
NET ASSETS - 100.0%	774,669,678

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	283,927	283,912	81	-	-	15	15	0.0%
Total	-	283,927	283,912	81	-	-	15

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	65,375,169	3,475,926	5,277,938	-	(199,031)	2,900,898	66,275,024	7,157,130
Fidelity International Bond Index Fund	27,059,743	1,369,424	15,292,417	-	(549,573)	608,530	13,195,707	1,421,951
Fidelity Long-Term Treasury Bond Index Fund	58,066,871	4,887,356	5,117,248	558,931	(25,922)	2,295,779	60,106,836	6,313,743
VIP Contrafund Portfolio Initial Class	45,804,499	5,764,323	3,387,025	1,384,297	(56,977)	(3,704,785)	44,420,035	836,221
VIP Emerging Markets Portfolio Initial Class	78,968,761	2,194,834	13,137,029	-	157,571	4,743,115	72,927,252	5,958,109
VIP Equity-Income Portfolio Initial Class	37,371,996	1,711,908	3,783,944	273,532	(28,418)	983,194	36,254,736	1,330,449
VIP Growth & Income Portfolio Initial Class	51,259,178	3,012,022	4,151,200	492,990	(20,860)	(442,256)	49,656,884	1,643,179
VIP Growth Portfolio Initial Class	75,912,005	8,953,851	4,292,222	868,332	(106,327)	(6,980,027)	73,487,280	836,223
VIP High Income Portfolio Initial Class	9,528,143	449,849	656,954	17,964	(32,064)	73,089	9,362,063	1,975,119
VIP Investment Grade Bond II Portfolio - Initial Class	137,593,733	20,197,416	11,972,417	32,423	(110,947)	4,183,184	149,890,969	15,827,980
VIP Mid Cap Portfolio Initial Class	11,766,086	1,792,488	944,685	514,101	(19,274)	(1,253,181)	11,341,434	338,955
VIP Overseas Portfolio Initial Class	146,843,425	7,281,503	11,618,791	1,632,662	(192,535)	7,781,626	150,095,228	5,598,479
VIP Value Portfolio Initial Class	26,261,181	2,591,206	1,926,725	974,088	(41,030)	(1,649,182)	25,235,450	1,422,517
VIP Value Strategies Portfolio Initial Class	13,044,270	1,502,119	816,704	231,169	(27,969)	(1,204,056)	12,497,660	890,781
	784,855,060	65,184,225	82,375,299	6,980,489	(1,253,356)	8,335,928	774,746,558

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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